Net Amortization Of VOBA (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Schedule Of Estimated Future Amortization Expense [Line Items]
2015	$ 2,267
2016	1,727
2017	837
2018	807
2019	$ 1,576